Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous current assets [abstract]
Disclosure of other current assets
The composition of other current assets is shown below:

		December 31	December 31
(in thousands)	Note	2019	2018

Non-revolving term loan		$431	$-

Prepaid expenses		1,492	1,508

Class action settlement recoverable	29	41,500	-

Other		81	33

Total other current assets		$43,504	$1,541